BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss available to shareholders of ordinary shares	$ (86,414)	$ (37,120)	$ (56,273)
Denominator:
Shares used in computing net loss per ordinary shares, basic and diluted	50,504,698	48,017,188	45,552,199